UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS

May 1, 2021

THE GUARDIAN INVESTOR RETIREMENT ASSET MANAGER

Issued by The Guardian Insurance & Annuity Company, Inc.

Separate Account E

The prospectus for the Guardian Investor Individual Variable Annuity, an individual flexible premium deferred variable annuity contract offered by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our), contains more information about the contract, including its features, benefits, and risks. You can find the current prospectus and other information about the contract online at https://guardianlife.onlineprospectus.net/guardianlife/RAM/index.html? where=eengine.goToDocument(%22Product%20Prospectus%22). You can also obtain this information at no cost by calling 1-888-GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from GIAC. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from GIAC electronically by contacting us at www.GuardianLife.com to enroll.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-482-7342. Your election to receive reports in paper will apply to all Funds available under your contract.

The Securities and Exchange Commission has not approved or disapproved the Policy or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Special Terms Used in This Prospectus

Accumulation Period

The period between the issue date of the contract and the annuity commencement date.

Accumulation Unit

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation Value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity Commencement Date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity Unit

A measure used to determine the amount of any variable annuity payment.

Business Day

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract Anniversary Date

The annual anniversary measured from the issue date of the contract.

Contract Owner

You (or your); the person(s) or entity designated as the owner in the contract.

Customer Service Office Contact Center

For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-888-GUARDIAN (1-888-482-7342).

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Mailing Address, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, on that day in order to receive that day’s unit value.

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Mailing Address

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

P.O. Box 981592

El Paso, TX 79998-1592

Valuation Period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and accumulation values.

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Contract. There have been changes to the underlying Funds’ information in the Fees and Expenses table and Appendix A that are contained in this Summary Prospectus.

Effective April 30, 2021, pursuant to Board and Shareholder approval, Invesco V.I. Managed Volatility Fund was merged into Invesco V.I. Equity and Income Fund, which is now an investment option under the contract. Invesco V.I. Managed Volatility Fund is no longer an investment option under the contract.

In addition, also effective April 30, 2021, the name of the Jennison Portfolio has been changed to PSF PGIM Portfolio.

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Important Information You Should Consider About The Contract

An investment in the contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals

If you withdraw money during the first 7 years following your last premium payment, you may be assessed a surrender charge of up to 7% of the premium withdrawn, declining to 0% over that time period.

For example, if you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 investment.

				Financial Information – Contract Costs and Expenses
Transaction Charges

In addition to surrender charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Variable Investment Options and the fixed-rate option.

Transfer Fee. We reserve the right to impose a maximum fee of $25 per transfer, if you make more than one transfer per quarter.

				Financial Information – Contract Costs and Expenses
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year for other options you have elected.

				Financial Information – Contract Costs and Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.25%	1.25%
	Investment Fund options (portfolio company fees and expenses)[2]	0.49%	1.48%
	Optional benefits available for an additional benefits charge (for a single optional benefit if elected)[3]	0.20%	0.25%
	[1] As a percentage of value in the Separate Account. [2] As a percentage of Fund net assets. [3] The fee shown is calculated as a percentage of the value in the Separate Account.
	Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.
	Lowest Annual Cost $2,143	Highest Annual Cost $3,912

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Least expensive combination of contract class, fund fees and expenses

• No optional benefits

• No additional purchase payments, transfers, or withdrawals

• No sales charges

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of optional benefits and fund fees and expenses

• No additional purchase payments, transfers, or withdrawals

• No sales charges

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Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in this contract including loss of principal.	Principal Risks
Not a Short-Term Investment

This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Surrender charges may apply for 7 years following the payment of the initial premium and any subsequent premiums. Surrender charges will reduce the value of your contract if you withdraw money during that time.

The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon.

Principal Risks
Risks Associated with Investments

An investment in this contract is subject to the risk of poor investment performance and can vary based on the investment options available under the contract.

Each investment option, including the fixed-rate option, has its own unique risks.

You should review the prospectuses for the available funds before making an investment decision.

Principal Risks
Insurance Company Risks

An investment in the contract is subject to the risks related to us, as the Depositor. Any obligations (including under the fixed-rate option), guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at 1-888-482-7342.

Principal Risks
Restrictions		Location in Prospectus
Investments

We reserve the right to impose a charge for transfers among investment options in excess of one per quarter.

We may limit transfers based on frequent trading activity.

We reserve the right to remove or substitute the Variable Investment Options that are available as investment options under the contract.

You may choose to invest in a maximum of 20 of the 39 Variable Investment Options or 19 of the Variable Investment Options and the fixed-rate option, if available, at any time.

The Accumulation Period
Optional Benefits

Certain optional benefits limit or restrict the investment options that you may select under the contract. We may change these restrictions in the future.

Certain optional benefits generally limit subsequent purchase payments.

Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

Optional benefits are only available at the time you purchase your contract.

Other Contract Features
Taxes		Location in Prospectus
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.

If you purchase the contract through a tax-qualified plan or individual retirement account, you do not get any additional tax deferral.

You will generally not be taxed on increases in the value of the contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1/2.

Financial Information – Federal tax matters

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Conflicts of Interest	Location in Prospectus
Investment Professional Compensation

Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.

Your rights and responsibilities – Distribution of the contract
Exchanges

If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Buying a contract

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Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://guardianlife.onlineprospectus.net/guardianlife/RAM/index.html?where=eengine.goToDocument (%22Product%20Prospectus%22). You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com.

The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	AB VPS Global Thematic Growth Portfolio (Class B) AllianceBernstein, L.P.	1.20%	39.08%	17.03%	9.67%
Long-term growth of capital.	AB VPS Growth and Income Portfolio (Class B) AllianceBernstein, L.P.	0.87%	2.47%	9.46%	11.29%
Long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein, L.P.	0.92%	35.15%	20.15%	17.14%
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.73%	-5.99%	7.95%	9.25%
Total return through a combination of growth and income.	Davis Real Estate Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	1.00%	-8.08%	5.49%	7.87%
Long-term growth of capital.	Davis Value Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.65%	11.72%	11.68%	10.47%
Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio (Service Class) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.61%	30.37%	16.06%	13.40%
Seeks reasonable income. The fund will also consider the potential for capital appreciation	Fidelity VIP Equity-Income Portfolio (Service Class) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.63%	6.55%	10.57%	10.05%

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Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.49%	0.24%	0.77%	0.39%
Seeks to provide capital growth.	Fidelity VIP Growth Opportunities Portfolio (Service Class) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.74%	68.49%	29.12%	21.71%
Seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio (Service Class) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.72%	18.04%	10.96%	9.39%
Growth of capital; current income as secondary objective.	Gabelli Capital Asset Fund Gabelli Funds, LLC	1.32%	0.38%	7.98%	8.04%
The Fund seeks capital appreciation.	Invesco V.I. American Franchise Fund (Series I) Invesco Advisers, Inc.	0.86%	42.35%	19.56%	15.32%
Long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Invesco Advisers, Inc.	0.81%	13.85%	10.67%	9.55%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series I) formerly Invesco V.I. Managed Volatility Fund (Series I)(1) Invesco Advisers, Inc.	0.57%	9.95%	8.89%	8.54%
Total return through growth of capital and current income.	Invesco V.I. Government Securities Fund (Series I) Invesco Advisers, Inc. Invesco Asset Management Limited	0.67%	6.27%	3.19%	2.79%
Total return, comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund (Series II) Invesco Advisers, Inc.	0.92%	5.97%	2.92%	2.52%
Long-term growth of capital.	Invesco V.I. Growth and Income Fund (Series II) Invesco Advisers, Inc.	1.00%	1.85%	8.40%	9.05%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Institutional Shares) Janus Capital Management LLC	0.72%	19.47%	18.21%	15.25%

(1)

Effective April 30, 2021, pursuant to Board and Shareholder approval, Invesco V.I. Managed Volatility Fund was merged into Invesco V.I. Equity and Income Fund, which is now an investment option under the policy. Invesco V.I. Managed Volatility Fund is no longer an investment option under the contract.

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Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Institutional Shares) Janus Capital Management LLC	0.76%	39.40%	21.03%	17.02%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio (Institutional Shares) Janus Capital Management LLC	0.84%	20.06%	13.35%	10.08%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Institutional Shares) Janus Capital Management LLC	0.60%	32.95%	17.67%	14.67%
Seeks capital appreciation.	MFS® Growth Series (Initial Class) Massachusetts Financial Services Company	0.73%	31.86%	20.28%	16.80%
Seeks capital appreciation.	MFS® Investors Trust Series (Initial Class) Massachusetts Financial Services Company	0.79%	13.87%	13.66%	12.50%
Seeks capital appreciation.	MFS® New Discovery Series (Initial Class) Massachusetts Financial Services Company	0.87%	45.89%	22.98%	14.70%
Seeks capital appreciation.	MFS® Research Series (Initial Class) Massachusetts Financial Services Company	0.79%	16.59%	14.74%	13.06%
Seeks total return.	MFS® Total Return Series (Initial Class) Massachusetts Financial Services Company	0.61%	9.81%	8.86%	8.34%
Long-term growth of capital.	PSF PGIM Jennison Portfolio (Class II) formerly Jennison Portfolio (Class II) PGIM Investments LLC Jennison Associates LLC	1.02%	55.57%	22.37%	18.13%
Seeks long-term capital growth.	Templeton Growth VIP (Class 2 Shares) Templeton Global Advisors Limited	1.16%	5.80%	6.15%	6.08%
Long-term growth of capital.	Value Line Centurion Fund EULAV Asset Management	0.87%	17.55%	14.93%	13.40%
High total investment return consistent with reasonable risk.	Value Line Strategic Asset Management Trust EULAV Asset Management	0.88%	17.98%	13.20%	11.47%
The Victory 500 Index VIP Series seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.	Victory 500 Index VIP Series Victory Capital Management Inc.	0.28%	20.13%	15.32%	13.79%

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Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
To seek current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	7.92%	9.75%	6.76%
To seek a high level of current income and capital appreciation without undue risk to principal.	Victory INCORE Investment Quality Bond VIP Series Victory Capital Management Inc.	0.56%	8.35%	4.62%	4.05%
A high level of current income consistent with preservation of capital.	Victory INCORE Low Duration Bond VIP Series Victory Capital Management Inc.	0.53%	4.33%	2.56%	1.94%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	6.24%	8.27%	5.96%
Long-term capital appreciation.	Victory RS Large Cap Alpha VIP Series Victory Capital Management Inc.	0.55%	-0.44%	8.98%	9.64%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	38.06%	19.77%	16.55%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	16.17%	13.06%	3.01%

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APPENDIX B:

For contracts issued with the Living Benefit Rider, the chart below lists the Funds available under each Assest Allocation Class. You must allocate your Net Premiums at the time your contract is issued among the following groupings of allocation options, which are designated as Asset Allocation Classes.

Percentage of Asset Allocation Class	Allocation Options in Each Asset Allocation Class
10%	Fidelity VIP Government Money Market Portfolio, Victory INCORE Low Duration Bond VIP Series or The Fixed-Rate Option
40%	Victory INCORE Investment Quality Bond VIP Series, Victory INCORE Low Duration Bond VIP Series, Invesco V.I. Government Securities Fund or The Fixed-Rate Option.
40%	Victory RS Large Cap Alpha VIP Series, Victory S&P 500 Index VIP Series, Victory High Yield VIP Series, Victory RS International VIP Series, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Gabelli Capital Asset Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Equity and Income Fund, Invesco V.I. Core Equity Fund, AB VPS Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Opportunities Portfolio, Janus Aspen Portfolio, PSF PGIM Jennison Portfolio, MFS Investors Trust Series, MFS Total Return Series, MFS Research Series or Invesco V.I. Growth and Income Fund.
10%	Victory RS Small Cap Growth Equity VIP Series, Victory SOPHUS Emerging Markets VIP Series, AB VPS Large Cap Growth Portfolio, AB VPS Global Thematic Growth Portfolio, Davis Financial Portfolio, Fidelity VIP Mid Cap Portfolio, Janus Henderson Enterprise Portfolio, Janus Henderson Forty Portfolio, Janus Henderson Global Research Portfolio, MFS Growth Series, MFS New Discovery Series, or Templeton Growth VIP Fund.

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The prospectus and SAI are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2021. Both documents contain additional important information about the contract. The prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.

You may request a free copy of the SAI or submit inquiries by calling 1-888-GUARDIAN (1-888-482-7342) or by visiting us online at https://guardianlife.onlineprospectus.net/guardianlife/RAM/index.html? where=eengine.goToDocument(%22Product%20Prospectus%22)

You may also obtain reports and other information about GIAC on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Registration Nos. 333-21975 & 811-08057

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